Income Taxes (Unrecognized Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Line Items]
Unrecognized tax benefits	$ 3,055	$ 3,223	$ 3,106
Portion that, if recognized, would reduce tax expense and effective tax rate	2,259	2,346
Accrued interest on unrecognized tax benefits	420	570
Accrued penalties on unrecognized tax benefits	34	97
Reasonably possible reduction to the balance of unrecognized tax benefits in succeeding 12 months lower limit	0	0
Reasonably possible reduction to the balance of unrecognized tax benefits in succeeding 12 months upper limit	600	800
Minimum [Member]
Income Tax Disclosure [Line Items]
Portion that, if recognized, would reduce tax expense and effective tax rate	0	0
Maximum [Member]
Income Tax Disclosure [Line Items]
Portion that, if recognized, would reduce tax expense and effective tax rate	$ 50	$ 250